Loan Payable - Narrative (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2024	Dec. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 32,752,000		$ 34,550,000	$ 32,752,000		$ 40,489,000
Loss on debt modification			783,000	(314,000)
Interest expense			3,814,000	5,091,000
Franco-Nevada Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity					$ 35,000,000
Borrowings	$ 0		34,550,000	0		0
Loss on debt modification			0	0
Interest expense			1,190,000	$ 0
Franco-Nevada Credit Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Annual interest rate, percentage					3.00%
Franco-Nevada Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Annual interest rate, percentage					4.25%
Sprott Credit Facility
Disclosure of detailed information about borrowings [line items]
Annual interest rate, percentage	12.98%			12.98%			7.00%
Borrowings	$ 32,752,000		0	$ 32,752,000	$ 0	$ 40,489,000	$ 44,000,000
Restricted cash							$ 1,500,000
Percentage of fee on outstanding loan balance		1.50%
Fees on loan payable		$ 660,000
Early repayment of loan	10,000,000
Borrowings outstanding	$ 34,660,000			34,660,000
Loss on debt modification			783,000	314,000
Interest expense			$ 2,624,000	$ 5,091,000